Shareholder Report, Average Annual Return (Details)	12 Months Ended	13 Months Ended	33 Months Ended	60 Months Ended	62 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000220929 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	11.77%			5.65%	5.02%
C000220931 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	11.42%			5.34%	4.72%
C000220930 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	11.66%			5.59%	4.96%
C000220934 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	20.73%			14.13%	12.71%
C000220932 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	20.45%			13.88%	12.44%
C000220933 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	20.87%			14.20%	12.78%
C000220940 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	13.67%			8.27%	7.40%
C000220939 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	13.32%			7.97%	7.09%
C000220938 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	13.63%			8.22%	7.35%
C000220941 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	15.57%			9.99%	8.95%
C000220942 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	15.30%			9.72%	8.69%
C000220943 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	15.59%			10.05%	9.01%
C000220945 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	17.26%			11.78%	10.56%
C000220946 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	16.85%			11.43%	10.23%
C000220944 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	17.18%			11.72%	10.51%
C000220948 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	18.84%			12.96%	11.62%
C000220947 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	18.60%			12.68%	11.35%
C000220949 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	18.91%			13.03%	11.69%
C000220952 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	20.03%			13.81%	12.41%
C000220950 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	19.71%			13.47%	12.08%
C000220951 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	20.04%			13.76%	12.36%
C000220955 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	20.64%			14.07%	12.65%
C000220953 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	20.35%			13.81%	12.38%
C000220954 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	20.80%			14.14%	12.72%
C000220957 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	20.70%			14.13%	12.71%
C000220958 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	20.37%			13.81%	12.38%
C000220956 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	20.66%			14.07%	12.65%
C000244506 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	6.39%		3.72%
C000244507 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	6.47%		3.82%
C000251819 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	21.21%	16.77%
C000251818 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	20.80%	16.41%
C000251817 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	21.09%	16.66%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%		3.53%	(0.24%)	(0.35%)
MSCI USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent	21.89%	19.45%		17.32%	15.94%
MSCI USA C000220930 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent	21.89%			17.32%	15.94%
MSCI USA C000220929 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent	21.89%			17.32%	15.94%
MSCI USA C000220931 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent	21.89%			17.32%	15.94%
Bloomberg MSCI U S Aggregate ESG Focus Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg MSCI U.S. Aggregate ESG Focus Index
Average Annual Return, Percent	6.18%			(0.24%)	(0.34%)
LifePath ESG Index Retirement Fund Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LifePath® ESG Index Retirement Fund Custom Benchmark
Average Annual Return, Percent	11.86%			5.70%	5.10%
LifePath ESG Index 2065 Fund Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LifePath® ESG Index 2065 Fund Custom Benchmark
Average Annual Return, Percent	20.85%			14.22%	12.79%
Bloomberg U S Aggregate Bond C000220932 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%			(0.24%)	(0.35%)
Bloomberg U S Aggregate Bond C000220933 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%			(0.24%)	(0.35%)
Bloomberg U S Aggregate Bond C000220934 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%			(0.24%)	(0.35%)
Bloomberg U S Aggregate Bond C000220938 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%			(0.24%)	(0.35%)
Bloomberg U S Aggregate Bond C000220940 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%			(0.24%)	(0.35%)
MSCI USA Extended ESG Focus Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Extended ESG Focus Index
Average Annual Return, Percent	21.34%	18.57%		16.70%	15.32%
LifePath ESG Index 2030 Fund Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LifePath® ESG Index 2030 Fund Custom Benchmark
Average Annual Return, Percent	13.77%			8.39%	7.52%
Bloomberg U S Aggregate Bond C000220939 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%			(0.24%)	(0.35%)
Bloomberg U S Aggregate Bond C000220942 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%			(0.24%)	(0.35%)
LifePath ESG Index 2035 Fund Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LifePath® ESG Index 2035 Fund Custom Benchmark
Average Annual Return, Percent	15.54%			10.08%	9.04%
Bloomberg U S Aggregate Bond C000220943 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%			(0.24%)	(0.35%)
Bloomberg U S Aggregate Bond C000220941 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%			(0.24%)	(0.35%)
Bloomberg U S Aggregate Bond C000220945 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%			(0.24%)	(0.35%)
Bloomberg U S Aggregate Bond C000220946 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%			(0.24%)	(0.35%)
LifePath ESG Index 2040 Fund Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LifePath® ESG Index 2040 Fund Custom Benchmark
Average Annual Return, Percent	17.25%			11.66%	10.46%
Bloomberg U S Aggregate Bond C000220944 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%			(0.24%)	(0.35%)
Bloomberg U S Aggregate Bond C000220947 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%			(0.24%)	(0.35%)
LifePath ESG Index 2045 Fund Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LifePath® ESG Index 2045 Fund Custom Benchmark
Average Annual Return, Percent	18.84%			13.02%	11.68%
Bloomberg U S Aggregate Bond C000220949 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%			(0.24%)	(0.35%)
Bloomberg U S Aggregate Bond C000220948 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%			(0.24%)	(0.35%)
Bloomberg U S Aggregate Bond C000220951 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%			(0.24%)	(0.35%)
Bloomberg U S Aggregate Bond C000220952 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%			(0.24%)	(0.35%)
Bloomberg U S Aggregate Bond C000220950 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%			(0.24%)	(0.35%)
LifePath ESG Index 2050 Fund Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LifePath® ESG Index 2050 Fund Custom Benchmark
Average Annual Return, Percent	20.10%			13.88%	12.47%
LifePath ESG Index 2055 Fund Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LifePath® ESG Index 2055 Fund Custom Benchmark
Average Annual Return, Percent	20.74%			14.20%	12.77%
Bloomberg U S Aggregate Bond C000220953 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%			(0.24%)	(0.35%)
Bloomberg U S Aggregate Bond C000220954 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%			(0.24%)	(0.35%)
Bloomberg U S Aggregate Bond C000220955 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%			(0.24%)	(0.35%)
Bloomberg U S Aggregate Bond C000220958 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%			(0.24%)	(0.35%)
Bloomberg U S Aggregate Bond C000220957 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%			(0.24%)	(0.35%)
Bloomberg U S Aggregate Bond C000220956 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%			(0.24%)	(0.35%)
LifePath ESG Index 2060 Fund Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LifePath® ESG Index 2060 Fund Custom Benchmark
Average Annual Return, Percent	20.85%			14.22%	12.79%
Bloomberg U S Aggregate Bond C000251819 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%	2.90%
Bloomberg U S Aggregate Bond C000251818 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%	2.90%
Bloomberg U S Aggregate Bond C000251817 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%	2.90%
LifePath ESG Index 2070 Fund Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LifePath® ESG Index 2070 Fund Custom Benchmark
Average Annual Return, Percent	20.85%	16.81%